FAIR VALUE	12 Months Ended
Dec. 26, 2015
Fair Value Disclosures [Abstract]
FAIR VALUE
FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value.  Assets and liabilities measured at fair value are as follows:

	December 26, 2015			December 27, 2014
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Money market funds	$78,210	—	$78,210	$62	—	$62
Bond funds	—	238	238	—	—	—
Domestic stock funds	—	3,130	3,130	—	—	—
Mutual funds:
Domestic stock funds	3,523	—	3,523	208	—	208
International stock funds	237	—	237	68	—	68
Target funds	230	—	230	198	—	198
Bond funds	172	—	172	157	—	157
Total mutual funds	4,162	—	4,162	693	—	693
Assets at fair value	$82,372	$3,368	$85,740	$693	—	$693

We maintain money market, mutual funds, bonds, and/or stocks in our non-qualified deferred compensation plan and our wholly owned licensed captive insurance company.  These funds are valued at prices quoted in an active exchange market and are included in "Cash and Cash Equivalents", "Investments", and "Other Assets".  We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

We do not maintain any Level 3 assets or liabilities that would be based on significant unobservable inputs.

In accordance with our investment policy, our wholly-owned captive, Ardellis Insurance Ltd. ("Ardellis"), maintains an investment portfolio, totaling $6.7 million as of December 26, 2015, consisting of mutual funds, domestic and international stocks, and fixed income bonds.

Ardellis' available for sale investment portfolio consists of the following:

		Unrealized
	Cost	Gain/Loss	Fair Value
Fixed Income	$3,362	$(12)	$3,350
Equity	3,438	(45)	3,393
Total	$6,800	$(57)	$6,743

Our Fixed Income investments consist of short, intermediate, and long term bonds, as well as fixed blend bonds. Within the fixed income investments, we maintain a specific mixture of US treasury notes, US agency mortgage backed securities, private label mortgage backed securities, and various corporate securities. Our equity investments consist of small, mid, and large cap growth and value funds, as well as international equity. The gross unrealized gains and losses were de minimus thus reporting net pre-tax effect unrealized loss of $57,000. Carrying amounts above are recorded in the investments line item within the balance sheet as of December 26, 2015. During 2015, Ardellis reported a net realized gain of $35,600, which was recorded in interest income on the statement of earnings.